Vanguard Short-Term Treasury Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
United States Treasury Note/Bond	2.625%	11/15/20	3	3
United States Treasury Note/Bond	1.625%	11/30/20	33,715	33,694
United States Treasury Note/Bond	2.000%	11/30/20	3	3
United States Treasury Note/Bond	1.875%	12/15/20	57,258	57,366
United States Treasury Note/Bond	1.750%	12/31/20	174,951	175,033
United States Treasury Note/Bond	2.375%	12/31/20	48,648	48,998
United States Treasury Note/Bond	2.500%	12/31/20	109,500	110,441
United States Treasury Note/Bond	2.000%	1/15/21	126,663	127,078
United States Treasury Note/Bond	1.375%	1/31/21	146,901	146,350
United States Treasury Note/Bond	2.125%	1/31/21	58,346	58,638
United States Treasury Note/Bond	2.500%	1/31/21	71,100	71,744
United States Treasury Note/Bond	2.250%	2/15/21	67,286	67,727
United States Treasury Note/Bond	3.625%	2/15/21	51,391	52,556
United States Treasury Note/Bond	1.125%	2/28/21	48,036	47,698
United States Treasury Note/Bond	2.000%	2/28/21	31,617	31,731
United States Treasury Note/Bond	2.500%	2/28/21	135,370	136,682
United States Treasury Note/Bond	2.375%	3/15/21	85,873	86,624
United States Treasury Note/Bond	1.250%	3/31/21	176,572	175,551
United States Treasury Note/Bond	2.250%	3/31/21	220,265	221,882
United States Treasury Note/Bond	2.375%	4/15/21	81,287	82,023
United States Treasury Note/Bond	1.375%	4/30/21	169,731	169,015
United States Treasury Note/Bond	2.250%	4/30/21	102,020	102,817
United States Treasury Note/Bond	2.625%	5/15/21	101,910	103,280
United States Treasury Note/Bond	3.125%	5/15/21	39,192	39,994
United States Treasury Note/Bond	1.375%	5/31/21	37,303	37,134
United States Treasury Note/Bond	2.000%	5/31/21	29,251	29,388
United States Treasury Note/Bond	2.125%	5/31/21	70,000	70,459
United States Treasury Note/Bond	2.625%	6/15/21	186,295	188,944
United States Treasury Note/Bond	1.125%	6/30/21	21,172	20,990
United States Treasury Note/Bond	1.625%	6/30/21	35,000	34,978
United States Treasury Note/Bond	2.125%	6/30/21	155,831	156,927
United States Treasury Note/Bond	2.625%	7/15/21	57,060	57,916
United States Treasury Note/Bond	1.125%	7/31/21	184,920	183,272
United States Treasury Note/Bond	1.750%	7/31/21	36,000	36,045
United States Treasury Note/Bond	2.250%	7/31/21	63,288	63,891
United States Treasury Note/Bond	2.125%	8/15/21	99,779	100,543
United States Treasury Note/Bond	2.750%	8/15/21	75,000	76,348
United States Treasury Note/Bond	1.125%	8/31/21	127,038	125,846
United States Treasury Note/Bond	1.500%	8/31/21	86,000	85,758
United States Treasury Note/Bond	2.000%	8/31/21	61,394	61,749
United States Treasury Note/Bond	2.750%	9/15/21	82,896	84,476
United States Treasury Note/Bond	1.125%	9/30/21	82,589	81,802
United States Treasury Note/Bond	1.500%	9/30/21	36,817	36,725
United States Treasury Note/Bond	2.125%	9/30/21	47,600	48,002
United States Treasury Note/Bond	2.875%	10/15/21	100,345	102,587
United States Treasury Note/Bond	1.250%	10/31/21	196,245	194,773
United States Treasury Note/Bond	1.500%	10/31/21	45,274	45,168
United States Treasury Note/Bond	2.000%	10/31/21	152,815	153,818
United States Treasury Note/Bond	2.000%	11/15/21	26,363	26,548

United States Treasury Note/Bond	2.875%	11/15/21	183,210	187,532
United States Treasury Note/Bond	8.000%	11/15/21	21,340	23,904
United States Treasury Note/Bond	1.500%	11/30/21	55,000	54,888
United States Treasury Note/Bond	1.750%	11/30/21	28,142	28,208
United States Treasury Note/Bond	1.875%	11/30/21	91,165	91,593
United States Treasury Note/Bond	2.625%	12/15/21	209,315	213,535
United States Treasury Note/Bond	2.000%	12/31/21	70,455	70,983
United States Treasury Note/Bond	2.125%	12/31/21	95,165	96,117
United States Treasury Note/Bond	2.500%	1/15/22	88,430	90,019
United States Treasury Note/Bond	1.500%	1/31/22	75,000	74,813
United States Treasury Note/Bond	1.875%	1/31/22	79,032	79,452
United States Treasury Note/Bond	2.000%	2/15/22	31,394	31,649
United States Treasury Note/Bond	2.500%	2/15/22	112,855	114,989
United States Treasury Note/Bond	1.750%	2/28/22	95,148	95,415
United States Treasury Note/Bond	1.875%	2/28/22	101,744	102,301
United States Treasury Note/Bond	2.375%	3/15/22	90,500	92,084
United States Treasury Note/Bond	1.750%	3/31/22	80,487	80,764
United States Treasury Note/Bond	1.875%	3/31/22	146,073	146,941
United States Treasury Note/Bond	2.250%	4/15/22	79,740	80,911
United States Treasury Note/Bond	1.750%	4/30/22	43,467	43,617
United States Treasury Note/Bond	1.875%	4/30/22	156,603	157,557
United States Treasury Note/Bond	1.750%	5/15/22	74,205	74,460
United States Treasury Note/Bond	2.125%	5/15/22	130,205	131,792
United States Treasury Note/Bond	1.750%	5/31/22	216,936	217,682
United States Treasury Note/Bond	1.875%	5/31/22	17,075	17,187
United States Treasury Note/Bond	1.750%	6/15/22	166,730	167,382
United States Treasury Note/Bond	1.750%	6/30/22	57,684	57,910
United States Treasury Note/Bond	2.125%	6/30/22	38,359	38,862
United States Treasury Note/Bond	1.750%	7/15/22	95,000	95,341
United States Treasury Note/Bond	1.875%	7/31/22	169,945	171,114
United States Treasury Note/Bond	2.000%	7/31/22	121,880	123,118
United States Treasury Note/Bond	1.500%	8/15/22	233,220	232,600
United States Treasury Note/Bond	1.625%	8/15/22	53,772	53,797
United States Treasury Note/Bond	7.250%	8/15/22	9,525	10,930
United States Treasury Note/Bond	1.625%	8/31/22	66,710	66,751
United States Treasury Note/Bond	1.875%	8/31/22	54,582	54,974
United States Treasury Note/Bond	1.500%	9/15/22	83,389	83,167
United States Treasury Note/Bond	1.750%	9/30/22	61,750	62,001
United States Treasury Note/Bond	1.875%	9/30/22	87,452	88,122
United States Treasury Note/Bond	1.375%	10/15/22	116,443	115,697
United States Treasury Note/Bond	1.875%	10/31/22	75,024	75,599
United States Treasury Note/Bond	2.000%	10/31/22	57,966	58,618
United States Treasury Note/Bond	1.625%	11/15/22	201,550	201,707
United States Treasury Note/Bond	2.000%	11/30/22	90,000	91,027
Total U.S. Government and Agency Obligations (Cost $8,427,637)				8,498,125

			Shares
Temporary Cash Investment (3.4%)
Money Market Fund (3.4%)
1 Vanguard Market Liquidity Fund (Cost $287,915)	1.841%		2,878,597	287,917
Total Investments (102.9%) (Cost $8,715,552)				8,786,042
Other Assets and Liabilities-Net (-2.9%)				(249,388)
Net Assets (100%)				8,536,654

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

Short-Term Treasury Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	8,498,125	—
Temporary Cash Investments	287,917	—	—
Total	287,917	8,498,125	—